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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21077

Registrant Name: PIMCO California Municipal Income Fund II

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: May 31, 2009

Date of Reporting Period: August 31, 2008

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1 -5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO California Municipal Income Fund II Schedule of Investments
August 31, 2008 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
CALIFORNIA MUNICIPAL BONDS & NOTES—95.5%
$2,000	ABC Unified School Dist., GO, zero coupon, 8/1/23, Ser. B (FGIC)	A1/A+	$922,280
1,000	Alpine Union School Dist., GO, zero coupon, 8/1/24, Ser. B (FSA)	Aaa/AAA	498,830
8,115	Anaheim City School Dist., GO,
	5.00%, 8/1/26, (Pre-refunded @ $101, 8/1/11) (FGIC)(c)	Baa3/A	8,806,155
	Assoc. of Bay Area Gov't Finance Auth. Rev., Odd Fellows Home,
5,300	5.20%, 11/15/22	NR/A+	5,419,780
26,000	5.35%, 11/15/32	NR/A+	26,270,140
23,000	Bakersfield, CP, zero coupon, 4/15/21	NR/AAA	12,737,860
	Bay Area Gov't Assoc.,
2,000	Lease Rev., 5.00%, 7/1/32, Ser. 2002-1 (AMBAC)	Aa3/AA	2,007,880
1,945	Windmere Ranch Dist., Special Assessment,
	6.30%, 9/2/25, (Pre-refunded @ $102, 9/2/11)(c)	NR/AAA	2,208,859
1,085	Capistrano Unified School Dist.,
	Special Tax, 5.70%, 9/1/20, (Pre-refunded @ $102, 9/1/09)(c)	NR/NR	1,150,729
2,300	Ceres Unified School Dist., GO, zero coupon, 8/1/27 (FGIC)	Baa3/A	771,742
	Chula Vista Dist., Special Tax, (Pre-refunded @ $102, 9/1/10)(c)
1,160	6.05%, 9/1/25	NR/NR	1,274,063
2,500	6.10%, 9/1/32	Aa1/NR	2,748,250
	Eastlake Woods,
1,825	6.15%, 9/1/26	NR/NR	1,821,240
4,380	6.20%, 9/1/33	NR/NR	4,303,569
2,880	Otay Ranch Village, 5.125%, 9/1/36	NR/NR	2,420,957
	Clovis Unified School Dist., GO, Ser. B (FGIC),
2,000	zero coupon, 8/1/23	Baa3/AA	922,280
3,535	zero coupon, 8/1/25	Baa3/AA	1,440,619
2,500	zero coupon, 8/1/27	Baa3/AA	899,475
1,410	Community College Financing Auth. Lease Rev.,
	5.00%, 8/1/27, Ser. A (AMBAC)	Aa3/AA	1,435,704
10,000	Coronado Community Dev. Agcy.,
	Tax Allocation, 4.875%, 9/1/35 (AMBAC)(g)	NR/AAA	9,407,100
	Corona-Norco Unified School Dist. Public Financing Auth., Special Tax,
1,110	5.10%, 9/1/25 (AMBAC)	Aa3/AA	1,124,774
210	5.55%, 9/1/15, Ser. A	NR/NR	210,743
305	5.65%, 9/1/16, Ser. A	NR/NR	306,077
160	5.75%, 9/1/17, Ser. A	NR/NR	160,563
530	6.00%, 9/1/20, Ser. A	NR/NR	530,387
1,000	6.00%, 9/1/25, Ser. A	NR/NR	997,880
4,150	6.10%, 9/1/32, Ser. A	NR/NR	4,113,854
3,000	Dinuba Financing Auth. Lease Rev., 5.10%, 8/1/32 (MBIA)	A2/AA	3,065,820
3,475	Educational Facs. Auth. Rev., Loyola Marymount Univ.,
	zero coupon, 10/1/34 (MBIA)	A2/NR	798,555
2,000	Educational Facs. Auth. Rev., Woodbury Univ., 5.00%, 1/1/36	Baa3/BBB-	1,727,980
	Empire Union School Dist., Special Tax (AMBAC),
1,560	zero coupon, 10/1/30	Aa3/AA	462,914
1,265	zero coupon, 10/1/32	Aa3/AA	333,112
1,000	Escondido Union School Dist., GO, zero coupon, 8/1/27 (FSA)	Aaa/AAA	376,740
2,440	Eureka Union School Dist., GO, zero coupon, 8/1/27 (FSA)	Aaa/AAA	894,187
	Foothill Eastern Corridor Agcy. Toll Road Rev. Ser. A,
7,100	zero coupon, 1/1/25	Aaa/AAA	3,320,457
3,270	zero coupon, 1/1/26	Aaa/AAA	1,440,075

PIMCO California Municipal Income Fund II Schedule of Investments
August 31, 2008 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
$3,780	zero coupon, 1/1/28	Aaa/AAA	$1,486,031
17,860	zero coupon, 1/1/30	Aaa/AAA	6,204,385
1,500	2.57%, 1/15/27 (MBIA-IBC)	A2/AA	1,453,095
400	Franklin-McKinley School Dist.,
	GO, 5.00%, 8/1/27, Ser. B, (Pre-refunded @ $100, 8/1/13) (FSA)(c)	Aaa/AAA	442,792
1,440	Fremont Community Dist., Special Tax, 5.30%, 9/1/30	NR/NR	1,307,981
	Golden State Tobacco Securitization Corp. Rev.,
2,000	zero coupon, 6/1/37, Ser. A-2	Baa3/BBB	1,131,880
8,000	5.00%, 6/1/33, Ser. A-1	Baa3/BBB	6,327,920
10,000	5.00%, 6/1/35, Ser. A (FGIC)(g)	A2/A	9,198,400
45,000	5.00%, 6/1/38, Ser. A (FGIC)(g)	A2/A	41,082,300
13,080	5.00%, 6/1/45, (AMBAC-TCRS)(g)	Aa3/AA	11,479,547
6,500	5.00%, 6/1/45, Ser. A (FGIC-TCRS)(g)	A2/A	5,693,005
10,915	6.25%, 6/1/33, Ser. A-1	Aaa/AAA	11,933,915
36,200	6.75%, 6/1/39, Ser. A-1, (Pre-refunded @ $100, 6/1/13) (c)	Aaa/AAA	41,878,694
	Health Facs. Finance Auth. Rev.,
4,000	Adventist Health System, 5.00%, 3/1/33	NR/A	3,618,400
495	Catholic Healthcare West, 5.00%, 7/1/28	A2/A	459,112
2,115	Hope Rehabilitation, 5.375%, 11/1/20 (CA Mtg. Ins.)	NR/A+	2,190,823
	Paradise VY Estates (CA Mtg. Ins.),
5,500	5.125%, 1/1/22	NR/A+	5,600,925
3,875	5.25%, 1/1/26	NR/A+	3,930,025
1,750	Huntington Beach Community Facs. Dist., Special Tax, 6.30%, 9/1/32	NR/NR	1,752,432
200	Infrastructure & Economic Dev. Bank Rev.,
	Bay Area Toll Bridges, 5.00%, 7/1/36,
	(Pre-refunded @ $100, 1/1/28) (AMBAC)(c)	Aaa/AAA	214,146
7,000	Irvine Improvement Board Act 1915, Special Assessment, 5.70%, 9/2/26	NR/NR	6,953,310
1,000	Irvine Unified School Dist., Special Tax, 5.125%, 9/1/36, Ser. A	NR/NR	877,150
1,900	Jurupa Unified School Dist., GO, zero coupon, 5/1/27, (FGIC)	Baa3/A	646,912
2,450	Kings Canyon JT Unified School Dist., GO, zero coupon, 8/1/27 (FGIC)	Baa3/A	881,486
5,300	Livermore-Amador Valley Water Management Agcy. Rev.,
	5.00%, 8/1/31, Ser. A (AMBAC)	Aa3/AA	5,331,058
	Los Angeles, CP, (MBIA),
9,895	5.00%, 2/1/27	A1/AA	10,071,230
2,685	5.00%, 10/1/27, Ser. AU	A2/AA	2,736,391
	Los Angeles Department of Water & Power Rev., Ser. A (g),
15,770	4.75%, 7/1/30 (FSA)	Aa1/AAA	15,435,608
30,000	5.00%, 7/1/35 (FSA)	Aaa/AAA	30,361,200
16,950	5.125%, 7/1/41 (FGIC-TCRS)	Aa3/AA	17,061,531
7,200	Los Angeles Wastewater System Rev., 5.00%, 6/1/30, Ser. A (FGIC)	Aa3/AA	7,228,656
1,000	Manhattan Beach Unified School Dist., GO, zero coupon, 9/1/25 (FGIC)	Aa3/AA	415,930
	Manteca Redev. Agcy., Tax Allocation,
7,295	5.00%, 10/1/32 (FSA)	Aaa/AAA	7,363,135
10,000	5.00%, 10/1/36 (AMBAC)(g)	Aaa/AAA	9,706,000
	Manteca Unified School Dist., Special Tax (MBIA),
2,365	zero coupon, 9/1/25	A2/AA	959,551
5,330	5.00%, 9/1/29, Ser. C	A2/AA	5,372,107
4,000	Merced Cnty., CP, Juvenile Justice Correctional Fac.,
	5.00%, 6/1/32 (AMBAC)	Aa3/NR	4,003,760
	Modesto Elementary School Dist. Stanislaus Cnty., GO, Ser. A (FGIC),
2,615	zero coupon, 8/1/23	A1/A+	1,214,694

PIMCO California Municipal Income Fund II Schedule of Investments
August 31, 2008 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
$2,705	zero coupon, 8/1/24	A1/A+	$1,182,437
2,000	zero coupon, 5/1/27	A1/A+	736,020
2,150	Modesto High School Dist. Stanislaus Cnty.,
	GO, zero coupon, 8/1/26, Ser. A (FGIC)	A1/A+	816,527
55	Modesto Public Financing Auth. Lease Rev., 5.00%, 9/1/29 (AMBAC)	Aa3/AAA	55,205
2,385	Monrovia Financing Auth. Lease Rev.,
	Hillside Wilderness Preserve, 5.125%, 12/1/31 (AMBAC)	Aa3/AA	2,390,486
	Montebello Unified School Dist., GO,
1,500	zero coupon, 8/1/24 (FGIC)	Baa3/A+	640,635
1,485	zero coupon, 8/1/24 (FSA)	Aaa/AAA	654,202
2,830	zero coupon, 8/1/25 (FGIC)	Baa3/A+	1,134,462
2,775	zero coupon, 8/1/27 (FGIC)	Baa3/A+	980,213
4,700	Moreno Valley Unified School Dist. Community Facs. Dist.,
	Special Tax, 5.20%, 9/1/36	NR/NR	3,864,904
2,400	Morgan Hill Unified School Dist., GO, zero coupon, 8/1/23 (FGIC)	Baa3/AAA	1,195,440
3,245	Newark Unified School Dist., GO, zero coupon, 8/1/26, Ser. D (FSA)	Aaa/AAA	1,287,292
19,805	Oakland, GO, 5.00%, 1/15/27, Ser. A (FGIC)(g)	A1/A+	19,962,252
	Oakland Redev. Agcy., Tax Allocation,
	(Pre-refunded @ $100, 3/1/13) (c),
1,395	5.25%, 9/1/27	NR/A	1,546,385
2,185	5.25%, 9/1/33	NR/A	2,427,011
1,000	Orange Cnty. Community Facs. Dist.,
	No. 01-1-Ladera Ranch, Special Tax,, 6.00%, 8/15/25, Ser. A
	(Pre-refunded @ $101, 8/15/10) (c)	NR/AAA	1,088,040
9,500	Orange Cnty. Sanitation Dist. Rev.,
	CP, 5.25%, 2/1/30, (Pre-refunded @ $100, 8/1/13) (FGIC)(c)	Aa3/AAA	10,624,990
	Palmdale Community Redev. Agcy., Tax Allocation (AMBAC),
1,230	zero coupon, 12/1/30	Aa3/AA	365,581
1,230	zero coupon, 12/1/31	Aa3/AA	346,184
1,225	zero coupon, 12/1/32	Aa3/AA	323,400
1,750	Paramount Unified School Dist., GO, zero coupon, 9/1/23, Ser. B (FSA)	Aaa/AAA	833,420
	Perris Public Financing Auth. Rev., Tax Allocation, Ser. C,
780	5.375%, 10/1/20	NR/BBB+	800,054
1,800	5.625%, 10/1/31	NR/BBB+	1,822,518
10,500	Placentia-Yorba Linda Unified School Dist.,
	CP, 5.00%, 10/1/32 (FGIC)(g)	A2/A+	9,968,500
10,150	Placer Union High School Dist., GO, zero coupon, 8/1/33 (FSA)	Aaa/AAA	2,595,761
	Poway Unified School Dist., Special Tax,
	Community Facs. Dist. No. 6,
2,700	5.125%, 9/1/28	NR/BBB	2,516,157
2,300	5.125%, 9/1/28, Area B	NR/NR	2,064,986
1,500	5.50%, 9/1/25	NR/BBB	1,502,040
3,000	5.60%, 9/1/33	NR/BBB	2,921,310
1,000	6.05%, 9/1/25, Area A	NR/NR	1,009,770
5,500	6.125%, 9/1/33, Area A	NR/NR	5,533,440
	Community Facs. Dist. No. 10,
1,000	5.65%, 9/1/25	NR/NR	965,090
2,200	5.70%, 9/1/32	NR/NR	2,089,846
2,000	Rancho Cucamonga Community Facs. Dist.,
	Special Tax, 6.375%, 9/1/31, Ser. A	NR/NR	2,004,500
1,500	Richmond Wastewater Rev., zero coupon, 8/1/30 (FGIC)	Baa3/A+	479,910

PIMCO California Municipal Income Fund II Schedule of Investments
August 31, 2008 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
$3,510	Riverside, CP, 5.00%, 9/1/33 (AMBAC)	Aa3/AA	$3,460,720
	Riverside Unified School Dist. Community Facs. Dist. No. 15,
	Special Tax, Ser. A,
1,000	5.15%, 9/1/25	NR/NR	890,650
1,000	5.25%, 9/1/30	NR/NR	879,380
1,000	5.25%, 9/1/35	NR/NR	864,570
	Rocklin Unified School Dist., GO (FGIC),
5,000	zero coupon, 8/1/24	A1/A+	2,168,800
4,000	zero coupon, 8/1/25	A1/A+	1,630,120
4,000	zero coupon, 8/1/26	A1/A+	1,532,400
4,500	zero coupon, 8/1/27	A1/A+	1,619,055
	Roseville Redev. Agcy., Tax Allocation (MBIA),
3,730	5.00%, 9/1/27, Ser. B	A2/AA	3,772,298
3,365	5.00%, 9/1/32	A2/AA	3,264,353
2,030	5.00%, 9/1/33	A2/AA	1,959,803
4,500	Sacramento City Financing Auth. Rev.,
	5.00%, 12/1/32, Ser. A, (Pre-refunded @ $100, 12/1/12) (FSA)(c)	Aaa/AAA	4,955,625
4,335	North Natomas CFD No. 2, 6.25%, 9/1/23, Ser. A	NR/NR	4,224,848
14,350	Sacramento Cnty. Sanitation Dist. Rev.,
	5.00%, 12/1/35, (Pre-refunded @ $100, 12/1/14) (AMBAC)(b)(c)(g)	Aaa/AAA	16,058,654
	San Diego Cnty. Water Auth., CP, Ser. A (MBIA),
8,285	5.00%, 5/1/28	Aa3/AA+	8,377,046
8,000	5.00%, 5/1/29	Aa3/AA+	8,072,240
	San Diego Community Facs. Dist. No. 3, Special Tax, Ser. A (a),
1,200	5.60%, 9/1/21	NR/NR	1,178,304
800	5.70%, 9/1/26	NR/NR	745,512
2,290	5.75%, 9/1/36	NR/NR	2,067,137
1,000	San Diego Public Facs. Financing Auth. Lease Rev.,
	5.00%, 5/15/29, Ser. A (FGIC)	A3/A+	983,470
1,500	Fire & Life Safety Facs., 5.00%, 4/1/32 (MBIA)	A2/AA	1,350,630
14,000	San Diego Public Facs. Financing Auth. Water Rev.,
	5.00%, 8/1/32 (MBIA)	A2/AA	13,581,400
7,775	San Diego Unified School Dist., GO, 5.00%, 7/1/27, Ser. D (FGIC)(g)	Aa2/AA	8,353,071
	San Francisco City & Cnty. Airports Commission Rev. (MBIA),
5,585	4.50%, 5/1/28, Ser. 2	A1/AA	5,217,786
11,585	5.00%, 5/1/32	A1/AA	11,164,001
8,715	5.00%, 5/1/32, Ser 28B, (Pre-refunded @ $100, 5/1/12) (c)	A1/AA	9,487,846
10,405	San Joaquin Hills Transportation Corridor Agcy. Toll Road Rev.,
	zero coupon, 1/1/25	Aaa/AAA	4,812,104
	San Jose, Libraries & Parks, GO,
14,970	5.00%, 9/1/32 (MBIA)(g)	Aaa/AAA	15,142,454
10,190	5.125%, 9/1/31	Aa1/AAA	10,414,995
9,150	San Jose Unified School Dist. Santa Clara Cnty.,
	GO, 5.00%, 8/1/27, Ser. A (FSA)(g)	Aaa/AAA	9,430,905
	San Juan Unified School Dist., GO (FSA),
1,770	zero coupon, 8/1/23	Aaa/AAA	852,609
6,105	zero coupon, 8/1/26	Aaa/AAA	2,464,527
2,300	San Mateo Union High School Dist., GO, zero coupon, 9/1/20 (FGIC)	Aa3/AA-	1,299,224
1,730	San Rafael City High School Dist., GO, 5.00%, 8/1/27, Ser. B (FSA)	Aaa/AAA	1,771,191
3,280	San Rafael Elementary School Dist., GO, 5.00%, 8/1/27, Ser. B (FSA)	Aaa/AAA	3,358,097
	Santa Clara Unified School Dist., GO (MBIA),
2,755	5.00%, 7/1/25	A2/AA	2,814,398
3,040	5.00%, 7/1/27	A2/AA	3,100,162

PIMCO California Municipal Income Fund II Schedule of Investments
August 31, 2008 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
$1,260	Santa Cruz Cnty., CP, 5.25%, 8/1/32	A3/NR	$1,287,506
	Santa Margarita Water Dist., Special Tax,
2,000	6.00%, 9/1/30, (Pre-refunded @ $100, 9/1/13) (c)	NR/NR	2,270,280
2,185	6.25%, 9/1/29	NR/NR	2,189,108
815	6.25%, 9/1/29, (Pre-refunded @ $102, 9/1/09) (c)	NR/NR	866,247
2,000	Santa Monica Community College Dist.,
	GO, zero coupon, 8/1/26, Ser. C (MBIA)	Aa2/AA	766,200
	Saugus Hart School Facs. Financing Auth. Community Facs. Dist.,
	Special Tax,
1,140	6.10%, 9/1/32	NR/NR	1,117,496
2,155	6.125%, 9/1/33	NR/NR	2,105,176
1,000	Shasta Union High School Dist., GO, zero coupon, 8/1/24 (FGIC)	Baa3/A+	433,760
2,745	South Tahoe JT Powers Parking Financing Auth. Rev.,
	7.00%, 12/1/27, Ser. A	NR/NR	2,457,544
1,800	Southern Mono Health Care Dist., GO, zero coupon, 8/1/26 (MBIA)	A2/AA	683,604
	State, GO,
400	5.00%, 6/1/37	A1/A+	391,020
14,400	5.00%, 11/1/37, Ser. 2670 (g)	A1/A+	14,074,848
5,400	5.00%, 12/1/37	A1/A+	5,285,844
1,600	Statewide Community Dev. Auth.,
	Baptist Univ. Rev., 5.50%, 11/1/38, Ser. A	NR/NR	1,420,128
3,495	Bentley School Rev., 6.75%, 7/1/32 (a)(b)	NR/NR	3,487,556
	Catholic Healthcare West Rev.,
1,800	5.50%, 7/1/31, Ser. D	A2/A	1,781,172
1,800	5.50%, 7/1/31, Ser. E	A2/A	1,781,172
1,250	Huntington Park Chapter School Rev., 5.25%, 7/1/42, Ser. A	NR/NR	1,028,388
9,700	Jewish Home Rev., 5.50%, 11/15/33 (CA St. Mtg.)	NR/A+	9,874,406
2,770	Kaiser Permanente Rev., 5.50%, 11/1/32, Ser. A	NR/A+	2,772,825
3,000	Live Oak School Rev., 6.75%, 10/1/30	NR/NR	3,019,890
500	Peninsula Project Rev., 5.00%, 11/1/29	NR/NR	427,155
1,170	Wildwood Elementary School, CP, 6.10%, 11/1/15 (a)(b)	NR/NR	1,171,638
1,365	Windrush School Rev., 5.50%, 7/1/37	NR/NR	1,184,916
	Statewide Financing Auth. Tobacco Settlement Rev.,
1,625	5.625%, 5/1/29	Baa3/NR	1,447,550
20,000	6.00%, 5/1/37, Ser. B	Baa3/NR	17,434,800
	Tobacco Securitization Agcy. Rev.,
4,500	Alameda Cnty., 6.00%, 6/1/42	Baa3/NR	3,850,020
	Fresno Cnty.,
3,400	5.625%, 6/1/23	Baa3/BBB	3,394,526
10,000	6.00%, 6/1/35	Baa3/BBB	8,974,200
6,810	Gold Cnty., zero coupon, 6/1/33	NR/BBB	968,995
1,800	Stanislaus Funding, 5.875%, 6/1/43, Ser. A	Baa3/NR	1,508,688
8,000	Tobacco Securitization Auth. of Southern California Rev.,
	5.00%, 6/1/37, Ser. A-1	Baa3/BBB	5,947,520
995	Tracy Community Facs. Dist., Special Tax,
	South Macarthur Area, 6.00%, 9/1/27	NR/NR	972,095
	Univ. Rev. (g),
5,500	4.75%, 5/15/35, Ser. 1119 (FSA)	Aaa/AAA	5,345,560

PIMCO California Municipal Income Fund II Schedule of Investments
August 31, 2008 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
$5,000	4.75%, 5/15/35, Ser. G, (FGIC)	Aa1/AA	$4,752,950
5,650	4.75%, 5/15/38, Ser. B	Aa2/AA-	5,381,907
10,000	5.00%, 9/1/27, Ser. O, (Pre-refunded @ $101, 9/1/10) (FGIC)(c)	Aa2/AA	10,693,200
10,000	Ventura Cnty., GO, 5.00%, 8/1/27, (MBIA)(g)	Aa3/AA	10,310,900
1,555	Ventura Unified School Dist., GO, 5.00%, 8/1/32, Ser. F (FSA)	Aaa/AAA	1,575,837
	Victor Elementary School Dist., GO, Ser. A (FGIC),
1,125	zero coupon, 8/1/24	A2/A	476,775
2,410	zero coupon, 8/1/26	A2/A	899,460
1,000	Vista Unified School Dist., GO, zero coupon, 8/1/26, Ser. A (FSA)	Aaa/AAA	400,180
	West Contra Costa Unified School Dist., GO, Ser. A (MBIA),
2,740	5.00%, 8/1/26	A2/AA	2,760,687
2,690	5.00%, 8/1/28	A2/AA	2,679,805
1,890	5.00%, 8/1/31	A2/AA	1,844,583
2,000	William S. Hart JT School Financing Auth. Rev., 5.625%, 9/1/34	NR/BBB+	1,935,060
2,110	Yuba City Unified School Dist., GO, zero coupon, 9/1/25 (FGIC)	A3/A	870,375
	Total California Municipal Bonds & Notes (cost—$810,564,244)		809,690,052

OTHER MUNICIPAL BONDS & NOTES—3.7%
	Iowa—1.6%
16,100	Tobacco Settlement Auth. Of Iowa Rev., 5.60%, 6/1/34, Ser. B	Baa3/BBB	13,645,072

	New York—0.4%
2,810	State Dormitory Auth. Rev., Hospital Center, 6.25%, 8/15/15 (FHA)	Aa2/AAA	2,991,161

	Pennsylvania—0.4%
4,300	Allegheny Cnty. Hospital Dev. Auth. Rev., 5.375%, 11/15/40, Ser. A	Ba3/BB	3,244,565

	Puerto Rico—1.3%
2,200	Aqueduct & Sewer Auth. Rev., 6.00%, 7/1/38, Ser. A	Baa3/BBB-	2,296,008
	Electric Power Auth. Power Rev.,
1,580	5.125%, 7/1/29, Ser. NN, (Pre-refunded @ $100, 7/1/13) (c)	A3/AAA	1,751,430
420	5.125%, 7/1/29, Ser. NN, (Pre-refunded @ $100, 7/1/13) (c)	A3/BBB+	464,570
2,505	Public Building Auth. Rev., Gov't Facs., 5.00%, 7/1/36, Ser. I (GTD)	Baa3/BBB-	2,320,682
	Sales Tax Financing Corp. Rev., Ser. A (AMBAC),
32,600	zero coupon, 8/1/47	Aa3/AA	3,458,534
12,500	zero coupon, 8/1/54	Aa3/AA	832,125
			11,123,349
	Total Other Municipal Bonds & Notes (cost—$35,114,988)		31,004,147

CALIFORNIA VARIABLE RATE NOTES (a)(d)(e)(f)—0.2%
1,500	Modesto Public Financing Auth. Lease Rev.,
	14.59%, 9/1/29, Ser. 354 (AMBAC) (cost—$1,480,301)	Aa3/NR	1,533,750

OTHER VARIABLE RATE NOTES (f)—0.6%
	Puerto Rico—0.6%
5,300	Public Finance Corp. Rev., 5.75%, 8/1/27, Ser. A (cost—$5,510,775)	Ba1/BBB-	5,439,549

	Total Investments (cost-$852,670,308)—100.0%		$847,667,498

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund's investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained by independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange ("NYSE") on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $10,183,897, representing 1.20% of total investments.

(b)	Illiquid security.

(c)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(d)	144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	Inverse Floater—The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on August 31, 2008.

(f)	Variable Rate Notes—instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on August 31, 2008.

(g)	Residual Interest Bonds held in trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

Glossary:
AMBAC—insured by American Municipal Bond Assurance Corp.
CA Mtg. Ins.—insured by California Mortgage Insurance
CA St. Mtg.—insured by California State Mortgage
CP—Certificates of Participation
FGIC—insured by Financial Guaranty Insurance Co.
FHA—insured by Federal Housing Administration
FSA—insured by Financial Security Assurance, Inc.
GO—General Obligation Bond
GTD—Guaranteed
IBC—Insurance Bond Certificate
MBIA—insured by Municipal Bond Investors Assurance
NR—Not Rated
TCRS—Temporary Custodian Receipts

Other Investments:

(1) Futures contracts outstanding at August 31, 2008:

		Market
		Value	Expiration	Unrealized
Type	Contracts	(000)	Date	Appreciation
Short: U.S. Treasury Bonds Futures	(664)	$(77,896)	12/19/08	$409,827

The Fund pledged $3,838,000 in cash to brokers as collateral for futures contracts.

(2) Interest rate swap agreements outstanding at August 31, 2008:

			Rate Type
	Notional Amount	Termination	Payments Made	Payments Received	Unrealized
Swap Counterparty	(000)	Date	by Fund	by Fund	Depreciation
Morgan Stanley	$114,200	12/18/33	5.00%	3-Month USD-LIBOR	$(2,227,127)
Royal Bank of Scotland	43,900	12/18/33	5.00%	3-Month USD-LIBOR	(744,652)
					$(2,971,779)
LIBOR - London Inter-bank Offered Rate
The Fund received $3,250,000 par value in U.S. Treasury Bills as collateral for swap contracts.

Fair Value Measurements–Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below.

ª Level 1 – quoted prices in active markets for identical investments
ª Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
ª Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the period ended August 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At August 31, 2008, the Fund did not hold securities deemed as Level 3.

The following is a summary of the inputs used at August 31, 2008 in valuing the Fund’s investments carried at value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$ —	$409,827
Level 2 - Other Significant
Observable Inputs	847,667,498	(2,971,779)
Level 3 - Significant
Unobservable Inputs	—	—
Total	$847,667,498	$(2,561,952)

Item 2. Controls and Procedures
(a) The registrant's President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO California Municipal Income Fund II

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: October 16, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: October 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: October 16, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: October 16, 2008